Goodwill and intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Goodwill and intangible assets with indefinite useful lives

9.	Goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2024 and 2023 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Other	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2023	€15,545	€(38)	€15,507	€16,212	€19	€31,738
Additions	66	—	66	—	5	71
Disposal	(12)	—	(12)	—	—	(12)
Translation differences and other	(388)	—	(388)	(416)	1	(803)
At December 31, 2023	15,211	(38)	15,173	15,796	25	30,994
Additions(1)	290	—	290	61	1	352
Impairment losses and assets write-offs 2)	—	(514)	(514)	—	—	(514)
Translation differences and other	395	—	395	761	(2)	1,154
At December 31, 2024	€15,896	€(552)	€15,344	€16,618	€24	€31,986
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(1) Relates to Sopriam, Groupe 2L Logistics, PPETA, Comercial Automotiva S.A and other minor acquisitions. Refer to Note 3, Scope of consolidation for additional information
(2) Relates to impairment of platform assets in Maserati
Translation differences in 2024 primarily related to foreign currency translations of the U.S. Dollar to the Euro and
Brazilian Real to the Euro.
Translation differences in 2023 primarily related to foreign currency translation of U.S. Dollar to the Euro.
Brands, comprised of Jeep, Ram, Dodge, Mopar, Opel/Vauxhall, FIAT, Alfa Romeo and Maserati are allocated to
North America, Enlarged Europe and Maserati segments. These rights are protected legally through registration with government agencies and through their continuous use in commerce. As these rights have no legal, contractual, competitive or economic term that limits their useful lives, they were classified as intangible assets with indefinite useful lives and were therefore not amortized but instead tested annually for impairment.
For the purpose of impairment testing, the carrying value of Brands is tested jointly with the goodwill allocated to the North America, Enlarged Europe and Maserati segments.
There were €514 million and nil impairment charges recognized in respect of Goodwill and intangible assets with indefinite lives during the years ended December 31, 2024, and 2023, respectively. Refer to Note 2, Basis of preparation -
Critical judgements and use of estimates for discussion of the assumptions and judgments relating to goodwill impairment testing.
The following table summarizes the allocation of Goodwill and Brands between the Company’s reportable segments:

	At December 31, 2024		At December 31, 2023
(€ million)	Goodwill	Brands	Goodwill	Brands
North America	€11,074	€12,546	€10,412	€11,795
Enlarged Europe	2,059	2,943	1,899	2,876
Middle East & Africa	107	—	—	—
South America	1,332	51	1,550	—
China and India & Asia Pacific	164	—	170	—
Maserati	—	972	514	972
Other activities	608	106	628	153
Total	€15,344	€16,618	€15,173	€15,796